Income Taxes (Reconciliation of Income Tax Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense reconciliation
Canadian statutory federal tax rate	15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate	$ 878	$ 973	$ 1,014
Income tax expense resulting from:
Provincial and foreign income taxes	582	633	657
Tax-deductible goodwill and related impacts	0	(713)	0
Other	(56)	(30)	(26)
Income tax expense	1,404	863	1,645
Net cash payments for income taxes	$ 1,221	1,197	$ 1,288
Non-US [Member]
Income tax expense resulting from:
Deferred income tax recovery		767
Income tax expense related to the foregone tax deduction		85
Non-US [Member] | Tax Years Prior To 2023 [Member]
Income tax expense resulting from:
Income tax expense related to the foregone tax deduction		$ 54